Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Par Value	Security Description	Fair Value

	FIXED INCOME SECURITIES 98.0%
	MUNICIPAL BONDS 98.0% (a)
$100,000	Minnesota Higher Education Facilities Authority	5.000%	12/01/24	$107,467
250,000	Rosemount-Apple Valley-Eagan Independent School District No 196	5.000%	04/01/25	270,554
220,000	City of North Mankato MN	4.000%	12/01/25	234,633
200,000	Southern Plains Education Cooperative No 915	3.000%	02/01/26	202,236
200,000	Spring Lake Park Independent School District No 16	4.000%	02/01/26	207,167
125,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%	09/01/26	125,915
250,000	Metropolitan Council	5.000%	12/01/27	288,974
110,000	City of Cannon Falls MN	4.000%	02/01/28	120,645
115,000	City of Lonsdale MN	3.000%	02/01/28	119,878
175,000	City of Fridley MN	4.000%	02/01/28	187,444
200,000	North Branch Independent School District No 138	5.000%	02/01/28	225,749
210,000	City of New Ulm MN	4.000%	12/01/28	233,714
305,000	County of Scott MN	5.000%	12/01/28	358,668
95,000	City of Apple Valley MN	3.000%	12/15/28	100,428
125,000	City of Faribault MN	4.000%	12/15/28	138,352
120,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/29	133,766
175,000	City of Brooklyn Center MN	3.000%	02/01/29	180,587
225,000	County of Le Sueur MN	3.000%	04/01/29	234,566
85,000	City of Apple Valley MN	3.000%	12/15/29	90,181
125,000	City of Faribault MN	3.000%	12/15/29	130,448
200,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/30	229,652
215,000	City of North Mankato MN	4.000%	02/01/30	236,051
185,000	City of Hopkins MN	2.000%	02/01/30	179,705
110,000	Rocori Area Schools Independent School District No 750	4.000%	02/01/30	119,099
150,000	Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%	04/01/30	131,921
200,000	City of Minneapolis MN	2.000%	12/01/30	192,483
150,000	County of Hennepin MN	5.000%	12/15/30	179,510
200,000	Duluth Independent School District No 709	0.000% (b)	02/01/31	148,765
325,000	City of Elk River MN	3.000%	02/01/31	336,684
130,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/31	124,226
50,000	Pelican Rapids Independent School District No 548	2.150%	02/01/31	49,276
200,000	North St Paul-Maplewood-Oakdale Independent School District No 622	2.000%	02/01/31	186,702
275,000	Springfield Independent School District No 85	3.000%	02/01/31	283,531
170,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/32	188,431
65,000	Dakota County Community Development Agency	2.000%	01/01/32	60,367
195,000	City of Carver MN	3.000%	02/01/32	199,894
200,000	Pine City Independent School District No 578	2.000%	04/01/32	181,978
365,000	City of Elk River MN Electric Revenue	3.000%	08/01/32	376,983
75,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	10/01/32	78,839
100,000	St Paul Public Library Agency	3.000%	10/01/32	103,220
110,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%	11/15/32	111,908
160,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/33	149,813
200,000	St Paul Independent School District No 625	3.000%	02/01/33	202,836
200,000	City of Carver MN	3.000%	02/01/33	204,613
115,000	City of Madelia MN	2.000%	02/01/33	106,416
300,000	Hibbing Independent School District No 701	3.000%	03/01/33	306,754
300,000	City of St Paul MN	2.000%	05/01/33	268,006
235,000	State of Minnesota	5.000%	08/01/33	277,983
120,000	City of Minneapolis MN	5.000%	11/15/33	138,498
160,000	County of Hennepin MN	5.000%	12/15/33	190,916
200,000	City of St Cloud MN	2.000%	02/01/34	174,620
300,000	City of Hutchinson MN	2.000%	02/01/34	261,214
100,000	City of Corcoran MN	3.125%	02/01/34	103,509
125,000	Zumbro Education District	4.000%	02/01/34	133,189
110,000	Shakopee Independent School District No 720	3.500%	02/01/34	113,161
250,000	State of Minnesota	5.000%	08/01/34	295,400
100,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/35	113,840
100,000	County of Pennington MN	2.375%	02/01/35	93,282
100,000	St Paul Independent School District No 625	2.250%	02/01/35	88,584
350,000	North St Paul-Maplewood-Oakdale Independent School District No 622	3.000%	02/01/35	357,505
350,000	County of St Louis MN	2.000%	12/01/35	300,920
255,000	County of Hennepin MN	5.000%	12/15/35	298,326
500,000	Minneapolis Special School District No 1	4.000%	02/01/36	550,237
100,000	City of Coon Rapids MN	2.500%	02/01/36	93,882
90,000	University of Minnesota	5.000%	04/01/36	99,462
150,000	Minnetonka Independent School District No 276	3.000%	07/01/36	154,834
200,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/36	196,673
225,000	Fergus Falls Independent School District No 544	3.000%	02/01/37	226,996
100,000	City of Hanover MN	3.300%	02/01/37	103,296
130,000	Minnesota Higher Education Facilities Authority	4.000%	03/01/37	142,526
75,000	City of Minneapolis MN	4.000%	11/15/37	77,681
275,000	Zumbro Education District	4.000%	02/01/38	291,059
295,000	County of Wright MN	3.000%	12/01/38	295,121

250,000	Rochester Independent School District No 535	2.500%	02/01/39	222,046
395,000	State of Minnesota	5.000%	08/01/39	471,562
250,000	County of Wright MN	3.000%	12/01/39	248,453
250,000	State of Minnesota	5.000%	08/01/40	297,805
175,000	City of Minneapolis MN	4.000%	11/15/40	188,807
290,000	City of Apple Valley MN	4.000%	09/01/41	278,625
400,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/41	386,431
145,000	City of Rochester MN	4.000%	11/15/41	145,445
500,000	Anoka-Hennepin Independent School District No 11	3.000%	02/01/43	492,843
125,000	Minnesota Higher Education Facilities Authority	3.000%	03/01/43	117,210
1,000,000	White Bear Lake Independent School District No 624	3.000%	02/01/44	931,794
				17,582,770
	TOTAL FIXED INCOME SECURITIES			$17,582,770
	(cost $19,141,634)

	SHORT-TERM INVESTMENTS 1.2%
222,070	First American Government Obligations Fund, Class X, 0.184% (c)			$222,070
	(cost $222,070)

	TOTAL INVESTMENTS 99.2%			$17,804,840
	(cost $19,363,704)

	OTHER ASSETS AND LIABILITIES (NET) 0.8%			148,323

	TOTAL NET ASSETS 100.0%			$17,953,163

(a) The date shown represents the earliest of the next put date or final maturity date.
(b) Zero coupon bond.
(c) The rate quoted is the annualized seven-day effective yield as of March 31, 2022.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Summary of Fair Value Exposure at March 31, 2022

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$-	$17,582,770	$-	$17,582,770
Short-Term Investments	222,070	-	-	222,070
Total Assets	$222,070	$17,582,770	$-	$17,804,840

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended March 31, 2022.